13. OTHER OPERATIONAL RESULT (Tables)	12 Months Ended
Dec. 31, 2017
Other Operational Result Tables
Other operational results

IN MILLIONS OF USD	2017	2016	2015
Consulting fees, expenses related to projects and start-up expenses	(0.2)	(0.3)	(0.5)
Impairment of loans and other receivables	(0.9)	(1.4)	(0.6)
Closing or restructuring of operations	(2.7)	(8.3)	(2.0)
Losses on sale of non-current assets	(3.3)	(2.0)	(0.4)
Project-related costs	(3.4)	-	-
Other operating expenses	(3.7)	(2.3)	0.3
Other operational expenses	(14.2)	(14.3)	(3.2)

IN MILLIONS OF USD	2017	2016	2015
Insurance - compensation for losses	0.1	0.1	-
Gain on sale of non-current assets	-	0.1	0.5
Recovery of write offs / release of allowances / debt waiver	9.4	4.0	-
Other operating income	1.0	0.8	1.0
Other operational income	10.5	5.0	1.5

IN MILLIONS OF USD	2017	2016	2015
Other operational expenses	(14.2)	(14.3)	(3.2)
Other operational income	10.5	5.0	1.5
Other operational result	(3.7)	(9.3)	(1.7)